SCHEDULE OF MINERAL PROPERTY COSTS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Balance, beginning	$ 93,453	$ 93,454
Sale of mineral property		(1)
Balance, ending	93,453	93,453
Beaverdell Property [Member]
Balance, beginning		1
Sale of mineral property		(1)
Balance, ending
Silverado Property [Member]
Balance, beginning	1	1
Sale of mineral property
Balance, ending	1	1
Tami Mosi Property [Member]
Balance, beginning	93,452	93,452
Sale of mineral property
Balance, ending	$ 93,452	$ 93,452